UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    IQ Investment Advisors LLC
Address: 4 World Financial Center, North Tower
         New York, NY 10038

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gloria Greco
Title: Chief Compliance Officer
Phone: 212-670-0187

Signature, Place and Date of Signing:

____________________________________________________
/s/ Gloria Greco     New York, NY      May 15, 2009

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
028-05030          Fiduciary Asset Management, LLC
028-12742          Nuveen HydePark Group LLC
028-02701          Oppenheimer Capital LLC
028-12016          BlackRock Investment Management, LLC

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